Leases (Details) - Schedule of ROU office space	12 Months Ended
Oct. 31, 2023 USD ($)
Schedule of ROU Office Space[Abstract]
Balance at beginning	$ 35,730
Addition
Accumulated depreciation	(35,381)
Foreign currency fluctuation	(349)
Balance at ending